COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments [Abstract]
Future minimum lease payments
Future minimum lease payments for operating leases		December 31,
	2017	2016
Less than one year	147	139
One to five years	317	283
More than five years	157	171
	621	593

Other commitments
Other commitments

	2018	2019	2020	2021	2022
Operating
Long-term debt – interest	219	185	183	183	179
Cost of product sold
Natural gas (a)(b)	235	99	22	12	-
Power, sulfuric acid and other (c)(d)	170	77	78	80	86
Purchase commitments(e)	735	112	127	142	148
Derivative financial instruments
Foreign exchange	10	-	-	-	-
Natural gas	52	28	-	-	-
Other commitments	61	43	13	13	13
	1,482	544	423	430	426
Capital
Long-term debt – principal repayments	-	500	-	-	500
Asset retirement obligations	17	17	27	6	7
Environmental remediation liabilities	22	35	12	5	6
	39	552	39	11	513
	1,521	1,096	462	441	939

(a) Our minimum commitments for North American natural gas purchases, which include both floating rate and fixed rate contracts, are calculated using the prevailing NYMEX forward prices for U.S. facilities and AECO forward prices for Canadian facilities at December 31, 2017.

(b) Commitments include our proportionate share of commitments of joint ventures. Profertil has long-term gas contracts denominated in U.S. dollars and expiring in 2019, which account for approximately 100 percent of Profertil’s gas requirements. YPF S.A., our joint venture partner in Profertil, supplies approximately 70 percent of the gas under these contracts.

(c) Our Carseland facility has a power co-generation agreement, expiring on December 31, 2026, for which we are able to purchase 60 megawatt-hours of power per hour. The price for the power is based on a fixed charge adjusted for inflation and a variable charge based on the cost of natural gas provided to the facility for power generation.

(d) Our phosphate rock supply agreement includes a minimum commitment to purchase phosphate rock until 2018, with a potential to nominate additional volumes and extend to 2020. In 2016, we decided not to nominate any additional volumes past 2018. The purchase price is based on a formula that tracks finished product pricing and key published phosphate input costs. We entered into a freight contract to import phosphate rock extending to 2019, with a total commitment of $59-million at December 31, 2017.

(e) As part of our agreement to sell CPO, we entered into long-term strategic supply and offtake agreements which extends to 2023. Under the terms of the supply and offtake agreements, we will supply 100 percent of the ammonia requirements of CPO and purchase 100 percent of the monoammonium phosphate (MAP) product produced at CPO. The MAP production is estimated at 330,000 tonnes per year.

(f) Our post-employment benefits obligations are not included in this table. Refer to note 18 for additional information.